Income Taxes - Schedule of Earnings before Income Taxes (Details) - NV5 Global, Inc.[Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 29, 2024	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Income before income tax benefit (expense)
Federal			$ 15,290	$ 39,065	$ 57,962
Foreign			10,963	7,938	4,412
Total income before income tax benefit (expense)	$ 4,220	$ 4,330	$ 26,253	$ 47,003	$ 62,374